Key Management Personnel - Summary of Key Management Personnel (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 14,081,625	$ 12,564,637	$ 11,557,506
Post-employment benefits	744,951	1,172,727	1,490,716
Share-based payments	11,601,866	13,514,588	15,821,972
Total	$ 26,428,442	$ 27,251,952	$ 28,870,194